Reverse Takeover (Tables)	12 Months Ended
Oct. 31, 2020
IfrsStatementLineItems [Line Items]
Schedule of aforementioned costs

Consideration transferred by shareholders of GR Unlimited	$1,504,510
Balance of purchase price in excess of the fair value of acquired assets and liabilities of Grown Rogue Canada	856,059
Cash Transaction costs	1,093,221
Total Transaction costs during the year ended October 31, 2019, as reported on the statement of comprehensive loss	$3,453,790

Novicius Subco [Member]
IfrsStatementLineItems [Line Items]
Schedule of consideration transferred

3,773,689 shares at a price of CAD$0.315 per share	$900,403
Net assets (liabilities) of the Company acquired	(604,107)
Transaction costs	$1,504,510

Grown Rogue Canada [Member]
IfrsStatementLineItems [Line Items]
Schedule of consideration transferred

100,000 common shares at a price of CAD$0.315 per share	$23,860
Fair value of warrants of the Company issued (Note 17.10)	893,646
Total consideration transferred	917,506
Net assets of Grown Rogue Canada acquired	61,447
Transaction costs	$856,059